Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000174138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select U.S. Equity ETF — Net Asset Value (NAV)
C000174139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select Financial ETF — Net Asset Value (NAV)
C000174140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select Worldwide ETF — Net Asset Value (NAV)
C000198594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Select International ETF — Net Asset Value (NAV)
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index